Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Other Current Assets

Other current assets	June 30, 2026 A$	June 30, 2025 A$
Prepayments*	2,118,663	8,521,495
Security deposit	10,820	12,639
Accrued income	213,223	992,130

	2,342,706	9,526,264

*	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.